Share Capital And Equity Compensation	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share Capital And Equity Compensation
13.
SHARE CAPITAL AND EQUITY COMPENSATION

Share Capital

On April 20, 2023, the Company closed the acquisition of 100% of Arena Minerals and issued 8,456 shares to Arena Minerals shareholders (Note 7).

On February 16, 2023, the Company issued 15,002 common shares as part of the closing of the first tranche of GM’s investment (Note 11).

On January 25, 2022, the Company closed the acquisition of 100% of Millennial and issued 13,199 shares to Millennial shareholders.

Equity Incentive Plan

The Company has an equity incentive plan (“Plan”) in accordance with the policies of the TSX whereby, from time to time at the discretion of the Board of Directors, eligible directors, officers, employees and consultants are awarded restricted share units (“RSUs”) and performance share units (“PSUs”) that, subject to a recipient’s deferral right in accordance with the Income Tax Act (Canada), convert automatically into common shares upon vesting. In addition, independent directors are awarded deferred share units (“DSUs”), generally as partial compensation for their services as directors. DSUs may be redeemed by directors for common shares upon retirement or termination from the Board. The Plan also permits the grant of incentive stock options exercisable to purchase common shares of the Company (“stock options”). The Plan is a “fixed plan” pursuant to which the aggregate number of common shares to be issued shall not exceed 14,401 shares.

On July 31, 2023, at the annual general and special meeting of the Company, as part of the approval of the Separation, the Company’s shareholders approved amendments to the equity incentive plan to allow holders of the Company’s restricted share units, performance share units and deferred share units to receive on Separation one similar instrument in each of Lithium Argentina (subject to adjustment) and Lithium Americas (NewCo) (refer Note 4).

In connection with the Arrangement, holders of all DSUs, RSUs and PSUs of the Company previously held (collectively, the "Old LAC Units") received, in lieu of such outstanding Old LAC Units, equivalent incentive security of the Company (collectively, the "Company Units") and of Lithium Americas (NewCo) (collectively, the "New LAC Units" and together with the Company Units, the "Arrangement Incentive Securities"). In accordance with the Arrangement, each Old LAC unit was replaced with one New LAC Unit and 0.87 of a Lithium Argentina unit.

The Old LAC Units exchanged were cancelled. Incentive securities (other than PSUs) of one entity, being either the Company or Lithium Americas (NewCo), held by persons who were not employed as a director, officer, or employee or engaged as a service provider of that entity subsequent to the Separation but are employed or engaged with the other entity, immediately vested and the holder of these incentive securities became entitled to receive the underlying share after completion of the Separation. The replacement PSUs of each of the Company and Lithium Americas (NewCo) will continue, but are subject to the same time based vesting period as the old LAC PSUs they replace and upon vesting thereof will be settled by the issuance of one underlying share irrespective of the applicable performance multiplier to which the original Old LAC PSU was subject, except with respect to Old LAC PSUs that were fully vested prior to the Separation, in which case the replacement PSUs will be settled for the number of underlying shares determined based on the performance multipliers of the Old LAC PSUs they replaced.

13.
SHARE CAPITAL AND EQUITY COMPENSATION (continued)

The replacement of Old LAC Units with the Company Units was accounted for as a modification to the original share-based payment awards on October 3, 2023, when the Separation became effective. As part of net assets distribution to the shareholders upon the Separation, the Company adjusted contributed surplus (previously recognized and accumulated) by $16,097 to reflect the portion of existing unvested equity awards that related to Lithium Americas (NewCo).

Restricted Share Units

The Company had 2,171 outstanding RSUs immediately prior to the Separation which were subsequently adjusted to include the impact of modification as a result of the Separation. In December 2023, the Company granted 878 RSUs to its employees and consultants with the total estimated fair value of $4,744 based on the market value of the Company’s share on the grant date. As at December 31, 2023, there were 2,247 (2022 – 2,367) outstanding RSUs.

Upon the Separation, the accelerated compensation expenses with respect to Lithium Argentina RSUs held by individuals subsequently employed by Lithium Americas (NewCo) of $1,195 was charged to operating expenses of continuing operations on the statement of comprehensive income (loss). The accelerated compensation expenses with respect to Lithium Americas (NewCo) RSUs held by Lithium Argentina employees of $450 was allocated to discontinued operations.

During the year ended December 31, 2023, total equity compensation expense related to RSUs was $4,893 (2022 – $4,526) of which $2,978 was charged to operating expenses of continuing operations, $964 was allocated to operating expenses of discontinued operations on the statement of comprehensive income (loss) and $951 was capitalized to the Thacker Pass project costs which were distributed to the shareholders upon the Separation. As at December 31, 2023, there was $4,794 (2022 – $1,804) of total unamortized compensation cost relating to unvested RSUs.

A summary of changes to the number of outstanding RSUs is as follows:

Number of RSUs (in 000's)
Balance, RSUs outstanding as at December 31, 2021	2,355
Converted into shares	(114)
Granted	140
Forfeited	(14)
Balance, RSUs outstanding as at December 31, 2022	2,367
Converted into shares pre-separation	(547)
Forfeited pre-separation	(12)
Granted pre-separation	363
Balance, RSUs outstanding immediately prior to separation	2,171
Net adjustment upon separation	(281)
Converted into shares post-separation	(521)
Granted post-separation	878
Balance, RSUs outstanding as at December 31, 2023	2,247

13.
SHARE CAPITAL AND EQUITY COMPENSATION (continued)

Deferred Share Units

The Company had 225 outstanding DSUs immediately prior to the Separation which were subsequently adjusted to include the impact of modification as a result of the Separation. In December 2023, the Company granted 325 DSUs to its independent directors with a total estimated fair value of $1,758 which was recognized as equity compensation of continuing operations on the statement of comprehensive income (loss). As at December 31, 2023, there were 438 (2022 – 252) outstanding DSUs.

Number of DSUs (in 000's)
Balance, DSUs outstanding as at December 31, 2021	242
Granted	23
Converted into common shares	(13)
Balance, DSUs outstanding as at December 31, 2022	252
Granted pre-separation	32
Converted into common shares pre-separation	(59)
Balance, DSUs outstanding immediately prior to separation	225
Net adjustment upon separation	(29)
Converted into shares post-separation	(83)
Granted post-separation	325
Balance, DSUs outstanding as at December 31, 2023	438

Stock Options

In December 2023, the Company granted 1,740 stock options to its officers and employees. The fair value of stock options granted are estimated on the date of grant using the Black Scholes Option Pricing Model with the following assumptions used for the grants made during the period:

December 3, 2023
Number of options granted ('000's)	1,740
Risk-free rate	4.04%
Expected life	7
Annualized volatility	73.14%
Dividend rate	0%
Fair value per stock option granted ($)	3.98
Total fair value of stock options granted ($)	6,925

Stock options outstanding and exercisable as at December 31, 2023 are as follows:

Range of Exercise Prices ($)	Number outstanding and exercisable as at December 31, 2023 (in 000's)	Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise Price

5.40 - 5.56	1,740	6.9	-
	1,740	6.9	-

13.
SHARE CAPITAL AND EQUITY COMPENSATION (continued)

A summary of changes to outstanding stock options is as follows:

	Number of Options (in 000's)	Weighted Average Exercise Price (CDN$)
Balance, stock options outstanding as at December 31, 2021	1,682	7.06
Exercised	(992)	(6.73)
Balance, stock options outstanding as at December 31, 2022	690	7.54
Exercised pre-separation	(690)	(7.54)
Granted post-separation	1,740	-
Balance, stock options outstanding as at December 31, 2023	1,740	-

During the year ended December 31, 2023, stock-based compensation expense related to stock options of $288 (2022 – Nil) was charged to operating expenses on the statement of comprehensive income (loss).

In Q1 2023, 670 stock options were exercised under the cashless exercise provision of the Plan, resulting in the issuance of 525 shares of the Company. The weighted average share price at the time of exercise of stock options was CDN$32.26.

Performance Share Units

PSUs were modified upon the Separation, but are subject to the same time based vesting period as the old LAC PSUs they replaced and upon vesting thereof will be settled by the issuance of one underlying share irrespective of the applicable performance multiplier to which the original Old LAC PSU was subject except with respect to Old LAC PSUs that were fully vested prior to the Separation, in which case the replacement PSUs will be settled for the number of underlying shares determined based on the performance multipliers of the Old LAC PSUs they replaced.

In Q1 2023, the Company granted 204 PSUs. The fair value of the PSUs is estimated on the date of grant using a valuation model based on a Monte Carlo simulation with the following assumptions used for the grants made during the period:

February 8, 2023
Number of PSUs granted	204
Risk-free interest rate	4.15%
Dividend rate	0%
Annualized volatility	88.5%
Peer group average volatility	57.57%
Estimated forfeiture rate	10.0%
Fair value per PSU granted ($)	38.84

The Company had 749 outstanding PSUs immediately prior to the Separation which were subsequently adjusted to include the impact of modification as a result of the Separation. As at December 31, 2023, there were 874 (2022 – 766) outstanding PSUs.

13.
SHARE CAPITAL AND EQUITY COMPENSATION (continued)

Upon the Separation, the accelerated compensation expenses with respect to Lithium Argentina PSUs held by individuals subsequently employed by Lithium Americas (NewCo) of $1,544 was charged to operating expenses of continuing operations on the statement of comprehensive income (loss). The accelerated compensation expenses with respect to Lithium Americas (NewCo) PSUs held by Lithium Argentina employees of $2,263 was allocated to discontinued operations.

During the year ended December 31, 2023, total equity compensation expense related to PSUs was $4,672 (2022 – $2,112) of which $3,375 was charged to operating expenses of continuing operations, $1,113 was allocated to operating expenses of discontinued operations on the statement of comprehensive income (loss) and $184 was capitalized to the Thacker Pass project costs which was distributed to the shareholders upon the Separation. As at December 31, 2023, there was $965 (2023 – $2,861) of total unamortized compensation cost relating to unvested PSUs.

A summary of changes to the number of outstanding PSUs is as follows:

Number of PSUs (in 000's)
Balance, PSUs outstanding as at December 31, 2021	744
Granted	73
Forfeited	(51)
Balance, PSUs outstanding as at December 31, 2022	766
Granted pre-separation	204
Converted into common shares pre-separation	(215)
Forfeited pre-separation	(6)
Balance, PSUs outstanding immediately prior to separation	749
Net adjustment upon separation	153
Converted into shares post-separation	(28)
Balance, PSUs outstanding as at December 31, 2023	874